LONG-TERM INVESTMENTS - Schedule (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment holdings
Long-term investments	$ 189,210	¥ 1,282,714	¥ 1,064,321
Available-for-sale securities | Quanjude
Investment holdings
Long-term investments		146,633	159,305
Available-for-sale securities | Tang Palace
Investment holdings
Long-term investments			18,856
Available-for-sale securities | Banyan Tree
Investment holdings
Long-term investments			26,784
Available-for-sale securities | Cjia
Investment holdings
Long-term investments		226,530	42,140
Cost-method investments | BJ UBOX
Investment holdings
Long-term investments		33,822	48,220
Cost-method investments | BJ GOOAGOO
Investment holdings
Long-term investments		60,000	60,000
Cost-method investments | Founder Service
Investment holdings
Long-term investments		45,000	45,000
Cost-method investments | Qingpu
Investment holdings
Long-term investments		17,143	17,143
Cost-method investments | Mobike
Investment holdings
Long-term investments		69,009
Cost-method investments | Blossomhill
Investment holdings
Long-term investments		15,194
Cost-method investments | Other investments
Investment holdings
Long-term investments		6,803	2,208
Equity-method investments | Sheen Star
Investment holdings
Long-term investments		20,862	20,862
Equity-method investments | Distrii
Investment holdings
Long-term investments		30,750	28,562
Equity-method investments | AAPC LUB
Investment holdings
Long-term investments		462,667	446,100
Equity-method investments | China Young
Investment holdings
Long-term investments		40,957	43,054
Equity-method investments | CREATER
Investment holdings
Long-term investments		101,154	100,000
Equity-method investments | Other investments
Investment holdings
Long-term investments		¥ 6,190	¥ 6,087